RIVER CANYON TOTAL RETURN BOND FUND

A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated July 29, 2021

to the Statement of Additional Information dated January 28, 2021

Effective July 23, 2021, the Board of Trustees of Advisers Investment Trust (the “Trust”) accepted the resignation of Daniel P. Houlihan as Trustee of the Trust.

With the resignation of Mr. Houlihan, all references to Mr. Houlihan are removed from the Statement of Additional Information.

This Supplement should be retained for future reference.